Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
VAT recoverable	25,004	25,221	3,552
Prepaid expense	9,679	6,019	848
Prepayment for property and equipment (1)	34,000	-	-
Investment buyback receivable (2)	30,000	30,000	4,225
Loan receivable (3)	15,000	16,200	2,282
Other receivables	1,487	1,213	171
Prepaid expenses and other current assets	115,170	78,653	11,078

(1)	The Company terminated the related purchases after December 31, 2022 and the prepayment balance of RMB34,000 was fully refunded and collected by April 30, 2023.

(2)	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance, subsequently.

(3)

(i) On October 20, 2021, the Company lent RMB8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with monthly interest rate of 0.2% from October 20, 2021 to December 31, 2021 and monthly interest rate of 0.5% from January 1, 2022 to December 31, 2022，Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with monthly interest rate of 0.5% from January 1, 2023 to December 31, 2023.

On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with monthly interest rate of 0.2% from April 11, 2022 to December 31, 2022 and monthly interest rate of 0.5% from January 1, 2023 to December 31, 2023. Due to continuous loss in Jiada, the Company fully impaired loan receivable of RMB15,000 and related interest receivable of RMB1,335 for the year ended December 31, 2023.

(ii) On March 2, 2023, the Company lent RMB15,000 to Hangzhou Doujin Information Technology Co., Ltd for working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 21, 2024, subsequently.

(iii) On October 10, 2023, the Company lent RMB1,200 to Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its for working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 22, 2024, subsequently.